John Deere Owner Trust 2016			EXHIBIT 99.2
Statement to Certificateholders

$229,000,000 Class A-1 0.64000% Asset Backed Notes due March 15, 2017
$234,000,000 Class A-2 1.15% Asset Backed Notes due October 15, 2018
$222,000,000 Class A-3 1.36% Asset Backed Notes due April 15, 2020
$71,000,000 Class A-4 1.64% Asset Backed Notes due January 17, 2023
$19,481,477 Asset Backed Certificates

Payment Date:			15-Aug-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$27,196,868.19
		per $1,000 original principal amount:	$118.76

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$27,196,868.19

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$57,667.20
		per $1,000 original principal amount:	$0.25

		(ii) Class A-2 Notes:	$224,250.00
		per $1,000 original principal amount:	$0.96

		(iii) Class A-3 Notes:	$251,600.00
		per $1,000 original principal amount:	$1.13

		(iv) Class A-4 Notes:	$97,033.33
		per $1,000 original principal amount:	$1.37

		(v) Total:	$630,550.53

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$636,833,229.44

	(b)	Note Value at end of related Collection Period:	$623,922,670.81

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$77,441,193.76
		(ii) A-1 Note Pool Factor:	0.3381712

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$234,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$222,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$71,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$19,481,477.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$553,967.04
		(i)	per $1,000 original principal amount:	$0.70
	(b)	Amount of Servicing Fee earned:		$553,967.04
	(c)	Amount of Servicing Fee paid:		$553,967.04
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	(i)	Amount in Reserve Account:		$7,754,815.00
	(ii)	Specified Reserve Account Balance:		$7,754,815.00

(11)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,332,160.52
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.84%

(12)	(i)	Aggregate amount of net losses for the collection period:		$181,460.69
	(ii)	Cumulative amount of net losses:		$270,590.95
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(13)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$56,027.96
		(ii)	% of Pool Balance:	0.01%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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